AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2002

                                                            FILE NO. 333-85415
                                                            FILE NO. 811-9555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO. 6 /X/
                         ------------------------------

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                               AMENDMENT NO. 8 /X/

                         COMMONFUND INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:


     ARTHUR GARDINER, ESQUIRE                     THOMAS S. HARMAN, ESQUIRE
         8 Sargent Street                        Morgan, Lewis & Bockius LLP
         Hanover, NH 03755                      1111 Pennsylvania Avenue N.W.
                                                    Washington, D.C. 20004


--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
   X On July 22, 2002 pursuant to paragraph (b)(1)(iii)
  --

     On ________ pursuant to paragraph (a)(1) On pursuant to paragraph (b) of -- Rule 485

     75 days after filing pursuant to paragraph (a)(2)
  --

The Company's Prospectus relating to the CIF Growth Opportunities Fund and CIF Value Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

The Company's Statement of Additional Information relating to the CIF Growth Opportunities Fund and CIF Value Opportunities Fund is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

The Company's Part C is hereby incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950136-02-000745) on March 20, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilton, State of Connecticut on this 20th day of June, 2002.

COMMONFUND INSTITUTIONAL FUNDS

                                            By: /s/ Robert L. Bovinette
                                                -----------------------
                                               Robert L. Bovinette
                                               President and Director

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.

By: /s/ Robert L. Bovinette                President and Director                       June 20, 2002
    ------------------------------------
    Robert L. Bovinette



By:        *                               Director                                     June 20, 2002
    -----------------
    John B. Carroll


By:        *                               Director                                     June 20, 2002
    ------------------
    Louis M. Moelchert, Jr.


By:        *                               Director                                     June 20, 2002
    -------------------
    David M. Lascell

By:        *                               Director                                     June 20, 2002
    -------------------
    Jerald L. Stevens

By: Marita K. Wein                        Vice President and Treasurer                 June 20, 2002
    -------------------
    Marita K. Wein

*By: /s/ Robert L. Bovinette
     ---------------------------------------
     Robert L. Bovinette, Attorney-in-Fact
     pursuant to Powers of Attorney

1701 Market Street                                    MORGAN, LEWIS
Philadelphia, PA, 19103-2921                        & BOCKIUS LLP
215-963-5000                                 C O U N S E L O R S  A T  L A W
Fax: 215-963-5299







June 20, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza

Washington, D.C.  20549

Re: Commonfund Institutional Funds (File Nos. 333-85415 and 811-9555) Filing Pursuant to Rule 485(b)
           -----------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Commonfund Institutional Funds (the "Company"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 6 to the Company's Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date for the above referenced Amendment. The Registrant hereby elects to have this Amendment become effective on July 22, 2002.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739.5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman